SHAREHOLDERS' EQUITY AND EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2015
Schedule Of Earnings Per Share [Abstract]
Schedule Of Earnings Per Share Computations
EARNINGS PER SHARE COMPUTATIONS AND DIVIDENDS DECLARED
(Dollars in millions, except per share amounts; shares in thousands)
	Years ended December 31,
	2015	2014	2013
Numerator:
Earnings/Income attributable to common shares	$1,349	$1,161	$1,001

Denominator:
Weighted-average common shares outstanding for basic EPS(1)	248,249	245,891	243,863
Dilutive effect of stock options, restricted stock awards and
restricted stock units	2,674	4,764	5,469
Weighted-average common shares outstanding for diluted EPS	250,923	250,655	249,332

Earnings per share:
Basic	$5.43	$4.72	$4.10
Diluted	$5.37	$4.63	$4.01

Dividends declared per share of common stock	$2.80	$2.64	$2.52
(1)	Includes fully vested restricted stock units held in our Deferred Compensation Plan of 491 in 2015, 212 in 2014 and none in 2013. These fully vested restricted stock units are included in weighted-average common shares outstanding for basic EPS because there are no conditions under which the corresponding shares will not be issued.

Schedule Of Common Stock Activity [Abstract]
Schedule Of Common Stock Activity
COMMON STOCK ACTIVITY

	Years ended December 31,
	2015	2014	2013
Common shares outstanding, January 1	246,330,884	244,461,327	242,368,836
Restricted stock units vesting(1)	1,499,062	989,027	1,491,170
Stock options exercised	227,815	699,783	1,237,348
Savings plan issuance	652,631	398,042	―
Common stock investment plan(2)	249,665	205,203	―
Restricted stock issuances	―	―	21,121
Shares repurchased(3)	(661,977)	(422,498)	(657,148)
Common shares outstanding, December 31	248,298,080	246,330,884	244,461,327
(1)	Includes dividend equivalents.
(2)	Participants in the Direct Stock Purchase Plan may reinvest dividends to purchase newly issued shares.
(3)	From time to time, we purchase shares of our common stock from long-term incentive plan participants who elect to sell to us a sufficient number of vested restricted shares or units to meet minimum statutory tax withholding requirements.